Segmental Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Disclosure of segmental revenues and results

	For the year ended December 31, 2024
	MENA	Europe	USA	Total reportable segments	Others	Adjustments	Total
	USD in thousands
Revenues	155,693	197,143	15,748	368,584	9,351	-	377,935
Tax benefits	-	-	20,860	20,860	-	-	20,860
External revenues and income	155,693	197,143	36,608	389,444	9,351	-	398,795
Inter-segment revenues	-	-	-	-	5,569	(5,569)	-
Total revenues and income	155,693	197,143	36,608	389,444	14,920	(5,569)	398,795

Cost of sales (**)	29,792	35,450	4,957	70,199	9,470	1,027	80,696

Segment adjusted EBITDA	123,724	165,385	33,539	322,648	4,141	-	326,789

Reconciliations of unallocated amounts:
Headquarter costs (*)							(37,774)
Intersegment profit							100
Depreciation and amortization and share-based compensation							(117,249)
Other incomes not attributed to segments							3,669
Operating profit							175,535
Finance income							20,439
Finance expenses							(107,844)
Share in the losses of equity accounted investees							(3,350)
Profit before income taxes							84,780

(*) Including general and administrative and development expenses (excluding depreciation and amortization and share-based compensation).

(**) Excluding depreciation and amortization.

	For the year ended December 31, 2023
	MENA	Europe	USA	Total reportable segments	Others	Adjustments	Total
	USD in thousands
Revenues	67,687	177,471	2,274	247,432	8,270	-	255,702
Tax benefits	-	-	5,440	5,440	-	-	5,440
External revenues and income	67,687	177,471	7,714	252,872	8,270	-	261,142
Inter-segment revenues	-	-	-	-	9,074	(9,074)	-
Total revenues and income	67,687	177,471	7,714	252,872	17,344	(9,074)	261,142

Cost of sales (**)	13,204	31,670	778	45,652	12,888	(5,746)	52,794

Segment adjusted EBITDA	71,350	150,677	12,133	234,160	3,035	-	237,195

Reconciliations of unallocated amounts:
Headquarter costs (*)							(30,434)
Intersegment profit							1,587
Repayment of contract asset under concession arrangements							(14,120)
Depreciation and amortization and share-based compensation							(70,766)
Other incomes not attributed to segments							34,681
Operating profit							158,143
Finance income							36,799
Finance expenses							(68,143)
Share in the losses of equity accounted investees							(330)
Profit before income taxes							126,469

(*) Including general and administrative and development expenses (excluding depreciation and amortization and share-based compensation).

(**) Excluding depreciation and amortization.

	For the year ended December 31, 2022
	MENA	Europe	USA	Total reportable segments	Others	Adjustments	Total
	USD in thousands
Revenues	51,363	129,696	-	181,059	11,113	-	192,172
Tax benefits	-	-	-	-	-	-	-
External revenues and income	51,363	129,696	-	181,059	11,113	-	192,172
Inter-segment revenues	-	-	-	-	9,111	(9,111)	-
Total revenues and income	51,363	129,696	-	181,059	20,224	(9,111)	192,172

Cost of sales (**)	9,697	23,396	-	33,093	13,950	(6,605)	40,438

Segment adjusted EBITDA	57,598	101,931	-	159,529	4,018	-	163,547

Reconciliations of unallocated amounts:
Headquarter costs (*)							(18,071)
Intersegment profit							2,038
Repayment of contract asset under concession arrangements							(17,579)
Depreciation and amortization and share-based compensation							(50,940)
Other incomes not attributed to segments							11,617
Operating profit							90,612
Finance income							23,341
Finance expenses							(62,591)
Share in the losses of equity accounted investees							(306)
Profit before income taxes							51,056

(*) Including general and administrative and development expenses (excluding depreciation and amortization and share-based compensation).

(**) Excluding depreciation and amortization.